Staff costs (Tables)	12 Months Ended
Sep. 30, 2023
Staff costs
Summary of staff costs

	2023	2022	2021
	$'000	$'000	$'000
The aggregate remuneration comprised:
Wages and salaries	20,166	12,920	9,532
Social security costs	3,117	1,405	1,238
Pension costs	2,312	707	166
Share based compensation	14,118	21,742	165
	39,713	36,774	11,101

Summary of remuneration payable to directors

	2023	2022	2021
	$'000	$'000	$'000
Directors’ remuneration	1,395	1,856	1,972